Notes Payable (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Mark Bergson	$ 25,000
Lower Foods	348,259
Bank of Utah		280,102
Total Transaction	$ 3,732,595	$ 280,102